Preferred And Common Stock	12 Months Ended
Dec. 31, 2012
Preferred and Common Stock [Abstract]
PREFERRED AND COMMON STOCK
NOTE 19: PREFERRED AND COMMON STOCK
Preferred Stock
The Company is authorized to issue 10,000,000 shares of $0.0001 par value preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.
On March 30, 2011, pursuant to an Exchange Agreement Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 non-voting Series C Convertible Preferred Stock of Navios Acquisition. Each holder of shares of Series C Convertible Preferred Stock shall be entitled at their option at any time, after March 31, 2013 to convert all or any the outstanding shares of Series C Convertible Preferred Stock into a number of fully paid and non-assessable shares of Common Stock determined by multiplying each share of Series C Convertible Preferred Stock to be converted by 7,676, subject to certain limitations. Upon the declaration of a common stock dividend, the holders of the Series C Convertible Preferred Stock are entitled to receive dividends on the Series C Convertible Preferred Stock in an amount equal to the amount that would have been received in the number of shares of Common Stock into which the Shares of Series C Convertible Preferred Stock held by each holder thereof could be converted. The shares of Series C Preferred Stock were recorded at fair value of the common stock exchanged which totaled $30,474, using the common stock price on March 30, 2011 of $3.97. The impact of the exchange (other than the par value of the common and preferred stock) was recorded net in Additional-Paid-In-Capital. No fees were incurred in connection with the above issuance. For the purpose of calculating loss per share this preferred stock is treated as in-substance common stock and is allocated losses and considered in the diluted calculation.
On September 17, 2010, Navios Acquisition issued 3,000 shares of the Company's authorized Series A Convertible Preferred Stock (fair value of $5,619) to an independent third party as a consideration for certain consulting and advisory fees related to the VLCC acquisition. The Company valued these shares on and accounted for these shares as issued and outstanding from September 17, 2010 since all services had been provided. The $5,619 has been recorded in the accompanying financial statements as transaction costs. Under the terms of the consulting agreement, the preferred stock will be distributed in tranches of 300 shares every six months commencing on June 30, 2011 and ending on December 15, 2015. Accordingly, the shares of Series A Preferred Stock and the shares of common stock underlying them, will only be eligible for transfer upon distribution to the holder. The preferred stock has no voting rights, is only convertible into shares of common stock and does not participate in dividends until such time as the shares are converted into common stock. The holder of the preferred stock also has the right to convert their shares to common stock subject to certain terms and conditions at any time after distribution at a conversion price of $35.00 per share of common stock. Any shares of preferred stock remaining outstanding on December 31, 2015 shall automatically convert into shares of common stock at a conversion price of $25.00 per share of common stock. The fair market value on September 17, 2010, was determined using a binomial valuation model. The model used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date.
On October 29, 2010, Navios Acquisition issued 540 shares of the Company's authorized Series B Convertible Preferred Stock (fair value $1,649) to the seller of the two newbuild LR1 product tankers the Company recently acquired and were included in the vessel cost. The preferred stock contains a 2% per annum dividend payable quarterly starting on January 1, 2011 and upon declaration by the Company's Board commences payment on March 31, 2011. The Series B Convertible Preferred Stock, plus any accrued but unpaid dividends, will mandatorily convert into shares of common stock as follows: 30% of the outstanding amount will convert on June 30, 2015 and the remaining outstanding amounts will convert on June 30, 2020 at a price per share of common stock not less than $25.00. The holder of the preferred stock shall have the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $35.00 per share of common stock. The preferred stock does not have any voting rights. The fair value on October 29, 2010, was determined using a binomial valuation model. The model used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date.
As of each of December 31, 2012 and 2011, 4,540 shares of preferred stock were issued and outstanding. As of December 31, 2012, 600 shares of convertible preferred stock were outstanding. Fees incurred in 2010 connection with the issuance of the above shares of preferred stock amounted to $1,805.
Redeemable Convertible Preferred Stock
On each of August 31, 2012, and October 31, 2012, Navios Acquisition issued in total 300 shares (600 in the aggregate) of its authorized Series D Convertible Preferred Stock (nominal and fair value $6,000) (“Series D Preferred Stock”) to a shipyard, in partial settlement of two newbuild LR1 product tankers, the Nave Cassiopeia and the Nave Cetus. The Series D Preferred Stock contains a 6% per annum dividend payable quarterly, starting one year after delivery of each vessel. The Series D Preferred Stock will mandatorily convert into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the Series D Preferred Stock shall have the right to convert the shares of Series D Preferred Stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The Series D Preferred Stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Preferred Stock (or converted common shares), at holder's option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments.
The fair value was determined using a combination of Black Scholes model and discounted projected cash flows for the conversion option and put, respectively. The model used takes into account the credit spread of Navios Acquisition, the volatility of its stock, as well as the price of its stock at the issuance date. The convertible preferred stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the redemption feature upon exercise of the put option granted to the holder of the preferred stock.
Redeemable Convertible Preferred and Common Stock is presented in the following table:

	Preferred Stock		Common Stock
	Number of preferred shares	Amount	Number of common shares	Amount
Balance January 1, 2010	—	—	10,119,999	$100,289

Common stock redeemed	—	$—	(10,021,399)	(99,312)
Common stock not redeemed			(98,600)	(977)

Balance December 31, 2010	—	—	—	—

	—	$—	—	$—

Balance December 31, 2011	—	—	—	—

Issuance of preferred stock subject to redemption	600	6,000

Balance December 31, 2012	600	$6,000	—	$—

Common Stock
On November 19, 2010, the Company completed the public offering of 6,500,000 shares of common stock at $5.50 per share and raised gross proceeds of $35,750. The net proceeds of this offering, including the underwriting discount of $1,787 and excluding offering costs of $561 were $33,963.
Pursuant to an Exchange Agreement entered into on March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 non-voting shares of Series C Convertible Preferred Stock of Navios Acquisition.
The Company is authorized to issue 250,000,000 shares of $0.0001 par value common stock.

Warrant Exercise Program
On September 2, 2010, Navios Acquisition completed its Warrant Exercise Program (the “Warrant Exercise Program”). Under the Warrant Exercise Program, holders of public warrants had the opportunity to exercise the public warrants on enhanced Terms through August 27, 2010.
The Warrant Exercise Program was coupled with a consent solicitation accelerating the ability of Navios Holdings and its officers and directors to exercise certain private warrants on the same terms available to the public warrants during the Warrant Exercise Program.
As a result of the above:

       •19,246,056 public warrants (76.13% of the public warrants then outstanding) were exercised on a cashless basis at an exchange rate of 4.25 public warrants for one share of common stock;

       •$78,342 of gross cash proceeds were raised from the exercise of 15,950 of the public warrants by payment of $5.65 cash exercise price, and 13,850,000 private warrants owned by Navios Holdings and Angeliki Frangou, Navios Acquisition's Chairman and Chief Executive Officer; Total expenses associated with the Warrant Exercise Program were $3,364.

       •a portion of the private warrants exercised were held by officers and directors of Navios Acquisition, 15,000 and 75,000 were exercised on a cash basis and cashless basis, respectively; and

       •18,412,053 new shares of common stock were issued.
On September 2, 2010, Navios Acquisition completed its Warrant Exercise Program under which holder of its publicly traded and privately held warrants had the opportunity to exercise their warrants on enhanced terms as described above. As a result of the Warrant Exercise Program and subsequent warrant exercises, as of December 31, 2010, the Company had outstanding 6,037,994 publicly traded warrants which were classified as equity, since they cannot be cash settled. The fair value of the warrants after the inducement offer were compared to the fair value prior to the inducement, which resulted in incremental fair value of $647 transferred to shareholders who exercised on a cashless basis. This incremental fair value has been reflected in the net loss per share calculation for the year ended December 31, 2010.
As of December 31, 2012 there were 6,037,994 public warrants outstanding. Included in the number of shares and warrants are 12,752 units (one unit consists of one share of common stock and one warrant).